Series P High Yield Series Investment Objectives and Goals - Series P High Yield Series	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Series P (High Yield Series)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Series P seeks high current income. Capital appreciation is a secondary objective.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective.